FAIR VALUE MEASUREMENTS - Consideration Adjustment Derivative Liability (Details)	Dec. 31, 2024 $ / shares Y	Dec. 27, 2024 $ / shares Y	Nov. 13, 2024 $ / shares Y
November 2024 Consideration Adjustment Derivative Liabilities | Remaining term
Fair value disclosure
Measurement Input | Y	0.29		0.25
November 2024 Consideration Adjustment Derivative Liabilities | Stock price
Fair value disclosure
Measurement Input	1.21		0.84
November 2024 Consideration Adjustment Derivative Liabilities | Stock price | Reset date
Fair value disclosure
Measurement Input	1.1		0.79
November 2024 Consideration Adjustment Derivative Liabilities | Volatility
Fair value disclosure
Measurement Input	0.88		0.77
November 2024 Consideration Adjustment Derivative Liabilities | Risk-free rate
Fair value disclosure
Measurement Input	0.044		0.046
November 2024 Consideration Adjustment Derivative Liabilities | Drift term
Fair value disclosure
Measurement Input	0.043		0.045
December 2024 Consideration Adjustment Derivative Liability | Remaining term
Fair value disclosure
Measurement Input | Y	0.25	0.25
December 2024 Consideration Adjustment Derivative Liability | Stock price
Fair value disclosure
Measurement Input	1.21	1.2
December 2024 Consideration Adjustment Derivative Liability | Stock price | Reset date | Minimum
Fair value disclosure
Measurement Input	1.08	1.08
December 2024 Consideration Adjustment Derivative Liability | Stock price | Reset date | Maximum
Fair value disclosure
Measurement Input	1.1	1.1
December 2024 Consideration Adjustment Derivative Liability | Volatility
Fair value disclosure
Measurement Input	0.88	0.86
December 2024 Consideration Adjustment Derivative Liability | Risk-free rate
Fair value disclosure
Measurement Input	0.044	0.043
December 2024 Consideration Adjustment Derivative Liability | Drift term
Fair value disclosure
Measurement Input	0.043	0.032